DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions, $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Sep. 11, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	$ 19,575,988			$ 21,093,864
Banistmo S.A. y filiales | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 687,913			$ 1,079,981
Debt instruments issued	$ 3,344,759			$ 4,334,751
Banistmo S.A. y filiales | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	1.80%	1.80%		1.20%	1.20%
Banistmo S.A. y filiales | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.00%	5.00%		5.00%	5.00%
Banco Agricola S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 125,640			$ 162,000
Debt instruments issued	$ 603,865			$ 644,557
Banco Agricola S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.45%	5.45%		5.60%	5.60%
Banco Agricola S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.41%	6.41%		6.40%	6.40%
Bancolombia Panama S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 70,881			$ 113,413
Debt instruments issued	$ 342,793			$ 457,155
Bancolombia Panama S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	1.50%	1.50%		0.45%	0.45%
Bancolombia Panama S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.65%	5.65%		3.75%	3.75%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 14,876			$ 3,645
Debt instruments issued	$ 72,240			$ 14,575
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.30%	3.30%		0.95%	0.95%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.65%	3.65%		0.95%	0.95%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 563			$ 569
Debt instruments issued	$ 2,709			$ 2,265
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.25%	0.25%		0.25%	0.25%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.25%	7.25%		7.25%	7.25%
Bancolombia S.A. | Local currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 4,642,404			$ 4,158,757
Debt instruments issued	$ 4,708,586			$ 4,190,777
Bancolombia S.A. | Local currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	13.06%	13.06%		4.35%	4.35%
Bancolombia S.A. | Local currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	17.92%	17.92%		10.30%	10.30%
Bancolombia S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 2,256,397			$ 2,967,644
Debt instruments issued	$ 10,501,036			$ 11,449,784
Maturity of titles			$ 695,000
Bancolombia S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.02%	3.02%		0.30%	0.30%
Bancolombia S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.03%	7.03%		5.19%	5.19%